Fair Value Measurements - Financial Assets and Liabilities Carried at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Receivables and other assets	$ 12,676	$ 9,014
Bank indebtedness and other financings	348,853	459,329
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Receivables and other assets
Restricted cash	8,169	13,596
Cash and cash equivalents	319,735	49,826
Financial assets, carried at fair value	327,904	63,422
Bank indebtedness and other financings
Notes payable
Accounts payable and other liabilities
Financial liabilities, carried at fair value
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Receivables and other assets
Restricted cash
Cash and cash equivalents
Financial assets, carried at fair value
Bank indebtedness and other financings
Notes payable
Accounts payable and other liabilities	6,497	13,779
Financial liabilities, carried at fair value	6,497	13,779
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Receivables and other assets	12,676	9,014
Restricted cash
Cash and cash equivalents
Financial assets, carried at fair value	12,676	9,014
Bank indebtedness and other financings
Notes payable
Accounts payable and other liabilities
Financial liabilities, carried at fair value